OPERATING LEASES AS LESSOR (Details) (Beijing Hollysys [Member], USD $)	Jun. 30, 2014
Beijing Hollysys [Member]
Operating Leases Future Minimum Payments Receivable [Line Items]
2015	$ 1,490,150
2016	1,534,855
2017	1,580,900
2018	1,628,327
2019	1,612,940
Total minimum lease payments to be received in the next five years	$ 7,847,172